INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets		$ 239,307	$ 243,958
Income		16,144	16,608	$ 16,587
Net loss		(1,993)	(2,781)	$ (1,123)
Investments in associates [Member]
Assets	[1]	336,310	346,267
Liabilities	[1]	461,448	451,914
Income	[1]	56,941	44,876
Net loss	[1]	$ (11,106)	$ (14,669)

[1]	The information presented does not include excess cost and goodwill.